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                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                     Registration No. 333-101487
                                                                       811-08810

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          FS VARIABLE SEPARATE ACCOUNT

           SUPPLEMENT TO THE WM DIVERSIFIED STRATEGIES III PROSPECTUS
                                DATED MAY 1, 2003

THE WM REIT FUND IS NOT CURRENTLY AVAILABLE FOR INVESTMENT. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE OR THE ANNUITY SERVICE CENTER FOR THE VARIABLE PORTFOLIO'S AVAILABILITY DATE.

THE FOLLOWING REPLACES THE FOOTNOTE TO THE WM REIT FUND IN THE INVESTMENT OPTIONS SECTION OF THE PROSPECTUS:

      *This Variable Portfolio is not currently available for investment. Please check with your financial representative or the Annuity Service Center for the Variable Portfolio's availability date.

Date: May 30, 2003

               Please keep this Supplement with your Prospectus.